Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Startup expenses/Organizational costs	$ 357,788	$ 136,729
Valuation Allowance	(357,788)	(136,729)
Deferred tax asset, net of allowance